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Strive FAANG 2.0 ETF
Strive FAANG 2.0 ETF Fund Summary
Investment Objective

The Strive FAANG 2.0 ETF (the “Fund”) seeks to track the total return performance, before fees and expenses, of an index composed of companies that are engaged in national security and natural resource security.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1
Annual Fund Operating Expenses	Strive FAANG 2.0 ETF Strive FAANG 2.0 ETF	[1]
Management Fee	0.49%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none	[2]
Total Annual Fund Operating Expenses	0.49%
[1]	The Fund’s investment advisory agreement provides that the Fund’s investment adviser will pay substantially all expenses of the Fund, except for the fee payment under the Fund’s Investment Advisory Agreement, payments under the Fund’s Rule 12b-1 Distribution and Service Plan, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), litigation expense and other non-routine or extraordinary expenses. Additionally, the Fund shall be responsible for its non-operating expenses, and fees and expenses associated with the Fund’s securities lending program, if applicable.
[2]	Other Expenses are estimated for the current fiscal year.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Strive FAANG 2.0 ETF | Strive FAANG 2.0 ETF | USD ($)	50	157

Portfolio Turnover

The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund has not yet commenced operations and portfolio turnover data therefore is not available.

PRINCIPAL INVESTMENT STRATEGIES

The Fund’s Investment Strategy

The Fund seeks to track the investment results of the Bloomberg FAANG 2.0 Select Index (the “Index”), which measures the performance of companies that are engaged in national security and natural resource security as defined by Bloomberg (the “Index Provider” or “Bloomberg”). The Index includes large- and mid-capitalization companies.

To be eligible for inclusion in the Index, a security must be a member of the Bloomberg Developed Markets North America Large, Mid & Small Index, which is a free float, market-cap weighted equity index. The Bloomberg North America Large, Mid & Small Index includes the largest companies that comprise 99% of total market capitalization in North America. Thereafter, only U.S. and Canadian listed securities are included.

Each company that is included in the Index must focus its primary business activities in the “Fuel”, “Aerospace and Defense”, “Agriculture”, “Nuclear”, and “Gold and Other Base and Precious Metals” (or “Gold”) sectors (collectively, the “FAANG Sectors”). Companies within the FAANG Sectors must be classified as: (i) Fuel, which includes issuers in the oil and gas sector, (ii) Aerospace, which includes companies in the aerospace and defense sector, (iii) Agriculture, which includes companies in the agriculture chemicals, agriculture producers, agricultural machinery sector, (iv) Nuclear, which includes issuers in the nuclear energy sector, and (v) Gold, which includes companies involved in mining of base and precious metals. The Index utilizes Bloomberg Industry Classification codes to determine sector classifications for the Fuel, Aerospace and Defense, Agriculture, and Gold categories, and the Nuclear BI Theme Basket for the Nuclear category.

Bloomberg identifies companies that are within each FAANG Sector and those companies are ranked based on issuer free float market capitalization. Each of the five FAANG Sectors are equal-weighted (20% each) at the time of rebalance. Within each FAANG sector, the top 10 issuers based on free float market capitalization are selected for inclusion in the Index. Thereafter, each security’s weight is determined by dividing its free float market capitalization by the sum of the free float market capitalizations of all securities in the Index. The Index has approximately 50 constituents. The components of the Index are likely to change over time.

As of July 31, 2023, the Index had the following exposures to each FAANG Sector: 19.54% in Fuel, 19.28% in Aerospace, 20.95% in Agriculture, 20.00% in Nuclear and 20.23% in Gold. As of July 31, 2023, the Index had 51 constituents and represented approximately 3.77% of the total market value of the Bloomberg World Aggregate Index. As of July 31, 2023, the range of market capitalizations of issuers included in the Index was $429.3 billion to $3.2 billion.

The Index is calculated as a total return index in U.S. dollars. The Index is normally rebalanced on a quarterly basis in March, June, September, and December. The Fund is also rebalanced in March, June, September, and December.

Strive Asset Management, LLC (the “Sub-Adviser”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.

Under normal circumstances, at least 80% of the Fund’s net assets, plus the amount of any borrowings for investment purposes will be invested in the FAANG Sectors.

The Fund will generally use a “replication” strategy to seek to achieve its investment objective, meaning the Fund will invest in all of the component securities of the Index in the same approximate proportions as in the Index, but may, when the Sub-Adviser believes it is in the best interests of the Fund, use a “representative sampling” strategy, meaning the Fund may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in the FAANG Sectors to approximately the same extent that the Index is so concentrated.

Principal Risks
PERFORMANCE

Performance information is not provided below because the Fund has not yet been in operation for a full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future. Performance information is available on the Fund’s website at www.strivefunds.com or by calling the Fund at (215) 882-9983.

Strive FAANG 2.0 ETF | All Risk [Member]

An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. More complete risk descriptions are set forth below under the heading “Additional Information About the Fund’s Risks”.

Strive FAANG 2.0 ETF | Equity Investing Risk [Member]

Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Strive FAANG 2.0 ETF | Oil And Gas Sector Risk [Member]

Oil and Gas Sector Risk. The profitability of companies in the oil and gas sector is related to worldwide energy prices, exploration costs, and production spending. Companies in the oil and gas sector may be at risk for environmental damage claims and other types of litigation, as well as negative publicity and perception. Companies in the oil and gas sector may be adversely affected by natural disasters or other catastrophes, changes in exchange rates, interest rates, changes in prices for competitive energy services, economic conditions, tax treatment, government regulation and intervention, and unfavorable events in the regions where companies operate (e.g., expropriation, nationalization, confiscation of assets and property or imposition of restrictions on foreign investments and repatriation of capital, military coups, social unrest, violence or labor unrest). As a result, the value of these companies may fluctuate widely. Companies in the oil and gas sector may have significant capital investments in, or engage in transactions involving, emerging market countries, which may heighten these risks. Any of these factors could result in a material adverse impact on the Fund’s securities and the performance of the Fund.

Strive FAANG 2.0 ETF | Aerospace And Defense Sector Risk [Member]

Aerospace and Defense Sector Risk. Aerospace and defense companies can be significantly affected by government aerospace and defense regulation and spending policies because companies involved in this industry rely to a significant extent on U.S. (and other) government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies which are typically under pressure from efforts to control the U.S. (and other) government budgets. The aerospace industry in particular has recently been affected by adverse economic conditions and consolidation within the industry.

Strive FAANG 2.0 ETF | Nuclear Energy Sector Risk [Member]

Nuclear Energy Sector Risk. The Fund will be sensitive to, and its performance will depend to a greater extent on, the overall condition of nuclear energy companies. The companies represented in the Fund’s portfolio may face considerable risk as a result of, among other risks, incidents and accidents, breaches of security, ill-intentioned acts or terrorism, natural disasters (such as floods or earthquakes), equipment malfunctions or mishandling in storage, handling, transportation, treatment or conditioning of substances and nuclear materials. Such events could have serious consequences, especially in case of radioactive contamination and irradiation of the environment, for the general population, as well as a material, negative impact on the Fund’s portfolio companies and thus the Fund’s financial situation. In addition, the nuclear energy sector is subject to competitive risk associated with the prices of other energy sources, such as natural gas and oil. Consumers of nuclear energy may have the ability to switch between nuclear energy and other energy sources and, as a result, during periods when competing energy sources are less expensive, the revenues of companies in the nuclear energy sector may decline with a corresponding impact on earnings.

Nuclear activity is also subject to particularly detailed and restrictive regulations, with a scheme for the monitoring and periodic re-examination of operating authorization, which primarily takes into account nuclear safety, environmental and public health protection, and also national security considerations (terrorist threats in particular). These regulations and any future regulations may be subject to significant tightening by national and international authorities. This could result in increased operating costs, which would have a negative impact on the Fund’s portfolio companies and may cause operating businesses related to nuclear energy to become unprofitable or impractical to operate. Furthermore, uranium prices are subject to fluctuation. The price of uranium has been and will continue to be affected by numerous factors beyond the Fund’s control. With respect to uranium, such factors include the demand for nuclear power, political and economic conditions in uranium producing and consuming countries, uranium supply from secondary sources and uranium production levels and costs of production. In addition, the prices of crude oil, natural gas and electricity produced from traditional hydro power and possibly other undiscovered energy sources could potentially have a negative impact on the competitiveness of nuclear energy companies in which the Fund invests.

Strive FAANG 2.0 ETF | Agriculture Sector Risk [Member]

Agriculture Sector Risk. Economic forces, including forces affecting agricultural markets, as well as government policies and regulations affecting agriculture companies, could adversely impact the Fund’s investments. Agricultural and livestock production and trade flows are significantly affected by government policies and regulations. Governmental policies affecting agriculture companies, such as taxes, tariffs, duties, subsidies and import and export restrictions on agricultural commodities, commodity products and livestock, can influence agriculture company profitability, the planting/raising of certain crops/livestock versus other uses of resources, the location and size of crop and livestock production, whether unprocessed or processed commodity products are traded and the volume and types of imports and exports. In addition, companies in the agriculture sector must comply with a broad range of environmental laws and regulations.

Strive FAANG 2.0 ETF | Gold And Precious Metals Risk [Member]

Gold and Precious Metals Risk. The Fund will be sensitive to changes in the overall condition of the gold, precious metals and mining sector. Competitive pressures may have a significant effect on the financial condition of companies in such industry. Also, such companies are highly dependent on the price of certain precious metals. These prices may fluctuate substantially over short periods of time, so the Fund’s share price may be more volatile than other types of investments. The prices of precious metals rise and fall in response to many factors, including: economic cycles; changes in inflation or expectations about inflation in various countries; interest rates; currency fluctuations; metal sales by governments, central banks, or international agencies; investment speculation; resource availability; fluctuations in industrial and commercial supply and demand; government regulation of the metals and materials industries; and government prohibitions or restrictions on the private ownership of certain precious and rare metals. The Index measures, in part, the performance of equity securities of gold and precious metals companies and does not measure the performance of direct investment in precious metals. Consequently, the Fund’s share price may not move in the same direction and to the same extent as the spot prices of precious metals.

Strive FAANG 2.0 ETF | Foreign Investment Risk [Member]

Foreign Investment Risk. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in or exposures to foreign securities are subject to special risks, including risks associated with foreign securities generally, such as differences in information available about issuers of securities and investor protection standards applicable in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; currency risks; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions.

Strive FAANG 2.0 ETF | Special Risk Considerations Of Investing In Canadian Issuers [Member]

Special Risk Considerations of Investing in Canadian Issuers. Investments in securities of Canadian issuers involve risks and special considerations not typically associated with investments in the U.S. securities markets. The Canadian economy is very dependent on the demand for, and supply and price of, natural resources. The Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. There is a risk that any changes in natural resources sectors could have an adverse impact on the Canadian economy. Additionally, the Canadian economy is heavily dependent on relationships with certain key trading partners including the United States, countries in the European Union and China. Because the United States is Canada’s largest trading partner and foreign investor, the Canadian economy is dependent on and may be significantly affected by developments impacting the U.S. economy. Reduction in spending on Canadian products and services or changes in the U.S. economy may adversely impact the Canadian economy. Uncertainty as to the future of certain trade agreements between the U.S. and Canada may cause a decline in the value of the Fund’s Shares. In addition, certain sectors of Canada’s economy may be subject to foreign ownership limitations. This may negatively impact the Fund’s ability to invest in Canadian issuers and to track the Index.

Strive FAANG 2.0 ETF | Natural Resources And Commodity Related Industries Risk [Member]

Natural Resources and Commodity-Related Industries Risk. The Fund is subject to the risks associated with companies in the natural resources and commodities-related industries. These industries can be significantly affected by (and often rapidly affected by) changes in the supply of, or demand for, various natural resources and commodities. Investments in natural resources companies, which include companies engaged in energy (oil, gas & consumable fuels), agriculture, and precious and industrial metals and mining can be significantly affected by events relating to these industries, including international political and economic developments, embargoes, tariffs, inflation, weather and natural disasters, livestock diseases, limits on exploration, rapid changes in the supply and demand for natural resources and other factors. The Fund’s investments may experience substantial price fluctuations as a result of these factors, and may move independently of the trends of other operating companies. Companies engaged in the sectors listed above may be adversely affected by changes in government policies and regulations, technological advances and/or obsolescence, environmental damage claims, energy conservation efforts, the success of exploration projects, limitations on the liquidity of certain natural resources and commodities and competition from new market entrants. Changes in general economic conditions, including commodity price volatility, changes in exchange rates, imposition of import controls, rising interest rates, prices of raw materials and other commodities, depletion of resources and labor relations, could adversely affect the Fund’s investments.

Strive FAANG 2.0 ETF | Investment Risk [Member]

Investment Risk. When you sell your Shares of the Fund, they could be worth less than what you paid for them. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.

Strive FAANG 2.0 ETF | Large Capitalization Companies Risk [Member]

Large-Capitalization Companies Risk. Large-capitalization companies may trail the returns of the overall stock market. Large-capitalization stocks tend to go through cycles of doing better – or worse – than the stock market in general. These periods have, in the past, lasted for as long as several years. When large capitalization companies are out of favor, these securities may lose value or may not appreciate in line with the overall market. In addition, large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology or consumer tastes, and also may not be able to attain the high growth rate of successful small companies, especially during extended periods of economic expansion.

Strive FAANG 2.0 ETF | Mid Capitalization Companies Risk [Member]

Mid-Capitalization Companies Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Some mid-capitalization companies have limited product lines, markets, and financial and managerial resources and tend to concentrate on fewer geographical markets relative to larger capitalization companies.

Strive FAANG 2.0 ETF | Concentration Risk [Member]

Concentration Risk. In following its methodology, the Index may be concentrated to a significant degree in securities of issuers located in the Fuel, Aerospace, Agriculture and Gold sectors. By concentrating its investments in the Fuel, Aerospace, Agriculture and Gold sectors, the Fund may face more risks than if it were diversified broadly over numerous industries or groups of industries.

Strive FAANG 2.0 ETF | Non Diversification Risk [Member]

Non-Diversification Risk. Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund’s Shares and greater risk of loss.

Strive FAANG 2.0 ETF | Passive Investment Risk [Member]

Passive Investment Risk. The Fund is not actively managed, and the Sub-Adviser will not sell any investments due to current or projected underperformance of the securities, industries or sector in which it invests, unless the investment is removed from the Index, sold in connection with a rebalancing of the Index as addressed in the Index methodology, or sold to comply with the Fund’s investment limitations (for example, to maintain the Fund’s tax status). The Fund will maintain investments until changes to its Index are triggered, which could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Strive FAANG 2.0 ETF | Index Calculation Risk [Member]

Index Calculation Risk. The Index relies on various sources of information to assess the criteria of issuers included in the Index, including fundamental information that may be based on assumptions and estimates. Neither the Fund, the Adviser, the Sub-Adviser nor the Index Provider can offer assurances that the Index’s calculation methodology or sources of information will provide a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.

Strive FAANG 2.0 ETF | Tracking Error Risk [Member]

Tracking Error Risk. As with all index funds, the performance of the Fund and its respective Index may differ for a variety of reasons. For example, a Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.

ETF Risks.

Strive FAANG 2.0 ETF | Authorized Participants Market Makers And Liquidity Providers Concentration Risk [Member]
●	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Strive FAANG 2.0 ETF | Premium Discount Risk [Member]
●	Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on NYSE Arca, Inc. (“Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares.

Strive FAANG 2.0 ETF | Cost Of Trading Risk [Member]
●	Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Fund’s Shares have more trading volume and market liquidity and higher if the Fund’s Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads.

Strive FAANG 2.0 ETF | Trading Risk [Member]
●	Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of the Fund’s Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than the Fund’s Shares, potentially causing the market price of the Fund’s Shares to deviate from its NAV.

Strive FAANG 2.0 ETF | Index Risk Rebalance Risk [Member]

Index Risk Rebalance Risk. Because the Index generally changes its exposure based on data only as of the last business day of March, June, September, and December (i) the Index’s exposure may be affected by significant market movements at or near quarter end that are not predictive of the market’s performance for the subsequent quarter and (ii) changes to the Index’s exposure may lag a significant change in the market’s direction (up or down) by as long as a quarter if such changes first take effect at or near the beginning of a quarter. Such lags between market performance and changes to the Index’s exposure may result in significant underperformance relative to the broader equity or fixed income market. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Index to vary from its normal or expected composition.

Strive FAANG 2.0 ETF | New Fund Risk [Member]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision. There can be no assurance that the Fund will grow to or maintain an economically viable size.

Strive FAANG 2.0 ETF | Geopolitical Natural Disaster Risks [Member]

Geopolitical/Natural Disaster Risks. The Fund’s investments are subject to geopolitical and natural disaster risks, such as war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters, epidemics and/or pandemics, which may add to instability in world economies and volatility in markets. The impact may be short-term or may last for extended periods.